INVENTORIES - Movements in provision for impairment of trade goods (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Balance at beginning of year	₺ (770,141)
Balance at ending of year	(1,639,480)	₺ (770,141)
Accumulated impairment
INVENTORIES
Balance at beginning of year	15,828	1,289
Reversed	(15,828)	(1,289)
Charge for the year	11,048	15,828
Balance at ending of year	₺ 11,048	₺ 15,828